INCOME TAX - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2008	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Tax Disclosure [Line Items]
Undistributed Earnings of Foreign Subsidiaries (in dollars)	$ 1,063,353		$ 995,729			¥ 7,080,218	¥ 6,642,966
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%
Withholding tax rate profits of subsidiaries earned					10.00%
Withholding Tax On Capital Gain	$ 5,312
Distributed Earnings	53,121	¥ 355,633
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax	63,716		63,716
Unrecognised tax benefits that would impact tax rate	0		0
Unrecognised tax benefits income tax penalty and expense	$ 0		0	$ 0
SINGAPORE [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Operating Loss Carryforwards (in dollars)	$ 79,703
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Macau [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards (in dollars)	$ 3,010
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	12.00%	12.00%
INDIA [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.00%	30.00%
Operating Loss Carryforwards (in dollars)	$ 750
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%	10.00%
ID [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	22.00%	22.00%
INDONESIA
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards (in dollars)	$ 1,570
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 451
Withholding Tax On Capital Gain	3,692		0	$ 799
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	93,945		82,453
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax	$ 1,003,166		$ 888,249
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%
Beijing Hollysys Industrial Software Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	15.00%	15.00%